Lease Commitments	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments
Lease Commitments
Capital Leases
We lease certain equipment under capital leases. The net book value of these assets was approximately $807,000 and $835,000 as of December 31, 2018 and 2017, respectively. The net book value of these assets is included in “furniture, fixtures and equipment, net” in our consolidated balance sheets. Amortization of assets under capital leases is included in “depreciation and amortization” expense in our consolidated statement of operations.
Operating Leases
We have contractual obligations in the form of operating leases for office space and equipment. Operating lease obligations expire at various dates with the latest maturity in 2028. For the years ended December 31, 2018 and 2017, we recorded rental expense of $2.1 million and $307,000, respectively. We did not incur rental expense for the year ended December 31, 2016.
As of December 31, 2018, future minimum lease payments on capital and operating leases were as follows (in thousands):

	Capital Leases	Operating Leases
2019	$541	$3,529
2020	105	3,532
2021	33	3,329
2022	7	3,172
2023	—	3,059
Thereafter	—	13,999
Total minimum lease payments	686	30,620
Imputed interest	(25)	—
Present value of minimum lease payments	$661	$30,620